Label	Element	Value
C000241080 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000241080 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.30%
C000200824 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	33.20%
C000200824 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	10.80%
C000214977 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	11.80%
C000214977 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	16.70%